Cash and balances with central banks	12 Months Ended
Dec. 31, 2025
Cash and balances with central bank [abstract]
Cash and balances with central bank	2 Cash and balances with central banks

Cash and balances with central banks
in EUR million	2025	2024
Amounts held at central banks [1]	51,133	68,708
Cash and bank balances	1,756	1,645
	52,889	70,353
[1]Amounts held at central banks include an amount of EUR -17 million (2024: EUR -14 million) of Loan loss provisions.
Amounts held at central banks reflect on-demand balances. The movement reflects ING’s active liquidity management.
Reference is made to Note 39 'Transfer of financial assets, assets pledged and received as collateral' for restrictions on amounts held at central banks.